Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                        March 6, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:      AllianceBernstein Balanced Shares, Inc.
                File Nos. 2-10988 and 811-00134
                AllianceBernstein Core Opportunities Fund, Inc.
                File Nos. 333-90261 and 811-09687
                AllianceBernstein Equity Income Fund, Inc.
                File Nos. 33-66630 and 811-07916
                AllianceBernstein Growth and Income Fund, Inc.
                File Nos. 2-11023 and 811-00126
                AllianceBernstein Global Real Estate Investment Fund, Inc. File Nos. 333-08153 and 811-07707
                AllianceBernstein Trust
                File Nos. 333-51938 and 811-10221
                ----------------------------------------------------------

Ladies and Gentlemen:

       On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on March 1, 2012.

       Please call me at the above referenced number if you have any questions regarding the attached.

                                                   Sincerely,

                                                   /s/ Jeffrey Schellenger
                                                   -----------------------
                                                       Jeffrey Schellenger




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